Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	96 Months Ended	108 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000194468_0_LG_BBIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000194468_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000194468_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,045
C000194468_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,174
C000194468_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,940
C000194468_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,510
C000194468_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,685
C000194468_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,689
C000194468_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,373
C000194468_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,493
C000131629_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000131629_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131629_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000131629_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000131629_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000131629_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000131629_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000131629_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000131629_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000131629_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000131629_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000131629_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000243072_0_LG_BBIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000243072_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243072_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,522
C000243072_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,633
C000243074_0_LG_BBIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000243074_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243074_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,522
C000243074_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,633
C000243073_0_LG_BBIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000243073_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243073_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,522
C000243073_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,633
C000019507_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Pennsylvania Municipal Income Fund
C000019507_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019507_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,034
C000019507_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,577
C000019507_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,665
C000019507_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,487
C000019507_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,983
C000019507_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,258
C000019507_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,074
C000019507_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,781
C000019507_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,996
C000019507_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,474
C000019507_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Pennsylvania Enhanced Municipal Bond Index
C000019507_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019507_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,026
C000019507_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,618
C000019507_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,776
C000019507_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,649
C000019507_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,278
C000019507_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,503
C000019507_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,378
C000019507_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,125
C000019507_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,282
C000019507_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,821
C000019507_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019507_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019507_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019507_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019507_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019507_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019507_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019507_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019507_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019507_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019507_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019507_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000019506_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Ohio Municipal Income Fund
C000019506_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019506_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,019
C000019506_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,622
C000019506_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,664
C000019506_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,418
C000019506_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,907
C000019506_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,088
C000019506_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,048
C000019506_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,648
C000019506_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,879
C000019506_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,424
C000019506_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Ohio Enhanced Municipal Linked Index
C000019506_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019506_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,051
C000019506_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,654
C000019506_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,770
C000019506_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,531
C000019506_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,162
C000019506_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,306
C000019506_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,254
C000019506_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,911
C000019506_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,023
C000019506_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,543
C000019506_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019506_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019506_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019506_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019506_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019506_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019506_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019506_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019506_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019506_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019506_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019506_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000019505_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Municipal Income Fund
C000019505_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019505_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,999
C000019505_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,666
C000019505_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,751
C000019505_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,665
C000019505_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,205
C000019505_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,553
C000019505_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,275
C000019505_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,078
C000019505_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,278
C000019505_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,807
C000019505_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 3+ Year Municipal Bond Index
C000019505_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019505_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,021
C000019505_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,638
C000019505_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,766
C000019505_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,645
C000019505_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,303
C000019505_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,511
C000019505_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,329
C000019505_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,101
C000019505_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,207
C000019505_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,731
C000019505_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019505_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019505_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019505_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019505_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019505_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019505_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019505_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019505_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019505_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019505_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019505_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000205039_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205039_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205039_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,169
C000205039_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,028
C000205039_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,551
C000205039_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,884
C000205039_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,669
C000205039_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,435
C000205039_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,637
C000205039_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3+ Year Municipal Bond Index
C000205039_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205039_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,178
C000205039_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,010
C000205039_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,631
C000205039_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,828
C000205039_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,711
C000205039_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,440
C000205039_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,541
C000205039_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000205039_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205039_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,167
C000205039_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,933
C000205039_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,503
C000205039_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,678
C000205039_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,682
C000205039_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,366
C000205039_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,486
C000198966_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000198966_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,600
C000198966_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,847
C000198966_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,642
C000198966_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,100
C000198966_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,381
C000198966_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,191
C000198966_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,884
C000198966_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,039
C000198966_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3+ Year Municipal Bond Index
C000198966_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000198966_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,286
C000198966_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,126
C000198966_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,754
C000198966_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,953
C000198966_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,824
C000198966_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,561
C000198966_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,662
C000198966_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000198966_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000198966_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,267
C000198966_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,040
C000198966_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,616
C000198966_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,792
C000198966_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,787
C000198966_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,477
C000198966_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,598
C000198968_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000198968_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000198968_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,269
C000198968_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,125
C000198968_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,630
C000198968_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,951
C000198968_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,725
C000198968_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,480
C000198968_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,661
C000198968_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3+ Year Municipal Bond Index
C000198968_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000198968_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,286
C000198968_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,126
C000198968_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,754
C000198968_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,953
C000198968_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,824
C000198968_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,561
C000198968_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,662
C000198968_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000198968_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000198968_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,267
C000198968_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,040
C000198968_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,616
C000198968_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,792
C000198968_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,787
C000198968_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,477
C000198968_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,598
C000198967_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000198967_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000198967_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,187
C000198967_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,926
C000198967_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,310
C000198967_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,509
C000198967_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,227
C000198967_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,842
C000198967_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,913
C000198967_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3+ Year Municipal Bond Index
C000198967_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000198967_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,286
C000198967_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,126
C000198967_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,754
C000198967_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,953
C000198967_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,824
C000198967_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,561
C000198967_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,662
C000198967_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000198967_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000198967_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,267
C000198967_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,040
C000198967_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,616
C000198967_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,792
C000198967_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,787
C000198967_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,477
C000198967_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,598
C000198965_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000198965_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,600
C000198965_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,838
C000198965_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,631
C000198965_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,086
C000198965_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,364
C000198965_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,173
C000198965_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,862
C000198965_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,006
C000198965_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3+ Year Municipal Bond Index
C000198965_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000198965_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,286
C000198965_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,126
C000198965_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,754
C000198965_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,953
C000198965_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,824
C000198965_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,561
C000198965_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,662
C000198965_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000198965_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000198965_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,267
C000198965_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,040
C000198965_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,616
C000198965_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,792
C000198965_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,787
C000198965_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,477
C000198965_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,598
C000019504_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Minnesota Municipal Income Fund
C000019504_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019504_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,008
C000019504_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,463
C000019504_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,531
C000019504_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,281
C000019504_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,805
C000019504_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,888
C000019504_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,000
C000019504_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,552
C000019504_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,691
C000019504_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,257
C000019504_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index
C000019504_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019504_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,973
C000019504_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,452
C000019504_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,584
C000019504_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,316
C000019504_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,896
C000019504_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,996
C000019504_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,155
C000019504_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,686
C000019504_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,750
C000019504_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,316
C000019504_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019504_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019504_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019504_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019504_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019504_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019504_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019504_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019504_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019504_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019504_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019504_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000019503_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Michigan Municipal Income Fund
C000019503_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019503_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,984
C000019503_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,541
C000019503_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,635
C000019503_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,397
C000019503_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,979
C000019503_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,163
C000019503_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,046
C000019503_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,709
C000019503_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,938
C000019503_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,458
C000019503_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Michigan Enhanced Municipal Bond Index
C000019503_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019503_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,024
C000019503_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,583
C000019503_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,787
C000019503_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,597
C000019503_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,249
C000019503_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,426
C000019503_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,342
C000019503_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,064
C000019503_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,214
C000019503_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,775
C000019503_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019503_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019503_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019503_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019503_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019503_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019503_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019503_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019503_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019503_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019503_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019503_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000019497_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Limited Term Municipal Income Fund
C000019497_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019497_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,955
C000019497_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,189
C000019497_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,319
C000019497_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,750
C000019497_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,109
C000019497_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,150
C000019497_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,653
C000019497_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,061
C000019497_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,319
C000019497_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,840
C000019497_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-6 Year Municipal Bond Index
C000019497_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019497_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019497_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,190
C000019497_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,368
C000019497_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,787
C000019497_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,126
C000019497_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,166
C000019497_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,769
C000019497_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,173
C000019497_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,381
C000019497_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,876
C000019497_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019497_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019497_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019497_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019497_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019497_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019497_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019497_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019497_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019497_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019497_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019497_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000205038_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205038_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205038_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,111
C000205038_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,537
C000205038_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,886
C000205038_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,932
C000205038_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,451
C000205038_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,867
C000205038_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,126
C000205038_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-6 Year Municipal Bond Index
C000205038_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205038_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,119
C000205038_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,527
C000205038_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,859
C000205038_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,897
C000205038_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,510
C000205038_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,904
C000205038_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,107
C000205038_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000205038_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205038_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,167
C000205038_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,933
C000205038_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,503
C000205038_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,678
C000205038_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,682
C000205038_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,366
C000205038_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,486
C000019501_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000019501_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,725
C000019501_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,662
C000019501_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,859
C000019501_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,956
C000019501_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,342
C000019501_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,658
C000019501_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,667
C000019501_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,152
C000019501_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,525
C000019501_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,743
C000019501_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,209
C000019501_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-6 Year Municipal Bond Index
C000019501_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019501_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019501_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,190
C000019501_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,368
C000019501_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,787
C000019501_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,126
C000019501_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,166
C000019501_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,769
C000019501_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,173
C000019501_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,381
C000019501_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,876
C000019501_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019501_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019501_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019501_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019501_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019501_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019501_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019501_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019501_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019501_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019501_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019501_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000019502_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000019502_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019502_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,958
C000019502_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,174
C000019502_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,305
C000019502_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,729
C000019502_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,087
C000019502_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,128
C000019502_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,622
C000019502_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,039
C000019502_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,296
C000019502_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,804
C000019502_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-6 Year Municipal Bond Index
C000019502_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019502_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019502_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,190
C000019502_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,368
C000019502_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,787
C000019502_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,126
C000019502_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,166
C000019502_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,769
C000019502_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,173
C000019502_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,381
C000019502_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,876
C000019502_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019502_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019502_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019502_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019502_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019502_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019502_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019502_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019502_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019502_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019502_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019502_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000019500_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000019500_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019500_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,858
C000019500_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,981
C000019500_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,999
C000019500_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,308
C000019500_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,546
C000019500_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,477
C000019500_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,900
C000019500_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,188
C000019500_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,399
C000019500_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,840
C000019500_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-6 Year Municipal Bond Index
C000019500_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019500_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019500_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,190
C000019500_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,368
C000019500_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,787
C000019500_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,126
C000019500_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,166
C000019500_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,769
C000019500_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,173
C000019500_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,381
C000019500_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,876
C000019500_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019500_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019500_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019500_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019500_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019500_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019500_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019500_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019500_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019500_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019500_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019500_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000019498_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000019498_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,725
C000019498_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,659
C000019498_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,852
C000019498_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000019498_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,324
C000019498_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,639
C000019498_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,646
C000019498_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,133
C000019498_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,504
C000019498_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,722
C000019498_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,176
C000019498_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-6 Year Municipal Bond Index
C000019498_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019498_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019498_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,190
C000019498_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,368
C000019498_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,787
C000019498_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,126
C000019498_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,166
C000019498_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,769
C000019498_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,173
C000019498_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,381
C000019498_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,876
C000019498_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019498_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019498_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019498_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019498_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019498_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019498_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019498_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019498_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019498_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019498_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019498_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000194469_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex® Municipal Income Fund
C000194469_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000194469_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,081
C000194469_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,153
C000194469_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,992
C000194469_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,409
C000194469_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,672
C000194469_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,665
C000194469_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,438
C000194469_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,702
C000194469_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000194469_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000194469_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,045
C000194469_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,174
C000194469_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,940
C000194469_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,510
C000194469_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,685
C000194469_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,689
C000194469_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,373
C000194469_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,493
C000194468_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex® Conservative Income Municipal Bond Fund
C000194468_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000194468_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,008
C000194468_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,185
C000194468_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,428
C000194468_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,583
C000194468_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,630
C000194468_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,683
C000194468_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,094
C000194468_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,485
C000194468_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex Conservative Income Municipal Bond Composite Index℠
C000194468_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000194468_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,991
C000194468_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,152
C000194468_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,354
C000194468_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,480
C000194468_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,502
C000194468_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,503
C000194468_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,860
C000194468_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,197
C000194468_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000194468_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000194468_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,960
C000194468_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,133
C000194468_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,383
C000194468_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,565
C000194468_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,598
C000194468_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,478
C000194468_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,833
C000194468_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,126
C000131629_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Conservative Income Municipal Bond Fund
C000131629_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131629_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,031
C000131629_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,142
C000131629_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,299
C000131629_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,505
C000131629_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,597
C000131629_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,603
C000131629_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,632
C000131629_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,020
C000131629_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,384
C000131629_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,760
C000131629_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Conservative Income Municipal Bond Composite Index℠
C000131629_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131629_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,038
C000131629_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,128
C000131629_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,291
C000131629_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,496
C000131629_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,624
C000131629_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,646
C000131629_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,647
C000131629_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,009
C000131629_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,350
C000131629_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,708
C000131629_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000131629_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131629_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,030
C000131629_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,123
C000131629_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,299
C000131629_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,552
C000131629_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,738
C000131629_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,771
C000131629_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,649
C000131629_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,010
C000131629_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,308
C000131629_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,700
C000243072_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000243072_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243072_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,264
C000243072_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,608
C000243072_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Conservative Income Municipal Bond Composite Index℠
C000243072_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243072_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,251
C000243072_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,569
C000243072_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000243072_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243072_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,285
C000243072_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,564
C000243074_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000243074_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243074_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,261
C000243074_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,600
C000243074_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Conservative Income Municipal Bond Composite Index℠
C000243074_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243074_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,251
C000243074_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,569
C000243074_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000243074_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243074_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,285
C000243074_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,564
C000243073_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000243073_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,850
C000243073_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,097
C000243073_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,411
C000243073_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Conservative Income Municipal Bond Composite Index℠
C000243073_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243073_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,251
C000243073_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,569
C000243073_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000243073_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243073_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,285
C000243073_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,564